CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES:
Time charter revenues	$ 262,098	$ 289,972	$ 214,203
OPERATING EXPENSES
Voyage expenses (Note 12)	13,621	6,942	5,570
Vessel operating expenses	85,486	72,033	74,756
Depreciation and amortization of deferred charges	49,785	43,326	40,492
General and administrative expenses	32,968	29,367	29,192
Management fees to a related party (Note 4(a))	1,313	511	1,432
Insurance recoveries	0	(1,789)	0
Gain on sale of vessels (Notes 6)	(5,323)	(2,850)	(1,360)
Other operating (income)/loss	(1,464)	(265)	603
Operating income, total	85,712	142,697	63,518
OTHER INCOME / (EXPENSES):
Interest expense and finance costs (Note 13)	(49,331)	(27,419)	(20,239)
Interest and other income	8,170	2,737	176
Loss on derivative instruments (Note 8)	(439)	0	0
Loss on extinguishment of debt (Note 8)	(748)	(435)	(980)
Gain on spin-off of OceanPal Inc.	0	0	15,252
Gain on deconsolidation of subsidiary (Note 4(b))	844	0	0
Gain on related party investments (Note 5(a))	1,502	589	0
Unrealized gain on equity securities (Note 5(b))	2,813	0	0
Unrealized gain on warrants (Note 11(g))	1,583	0	0
Gain/(loss) from equity method investments (Note 4)	(262)	894	(333)
Total other expenses, net	(35,868)	(23,634)	(6,124)
Net income	49,844	119,063	57,394
Dividends on series B preferred shares (Notes 11(b) and 14)	(5,769)	(5,769)	(5,769)
Net income attributable to common stockholders	$ 44,075	$ 113,294	$ 51,625
Earnings per common share, basic (Note 14)	$ 0.44	$ 1.42	$ 0.64
Earnings per common share, diluted (Note 14)	$ 0.42	$ 1.36	$ 0.61
Weighted average number of common shares outstanding, basic (Note 14)	100,166,629	80,061,040	81,121,781
Weighted average number of common shares outstanding, diluted (Note 14)	101,877,142	83,318,901	84,856,840